Consolidated Statements of Income (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Total Revenues	€ 29,039	€ 23,883	€ 24,551
Operating costs and expenses:
Cost of goods sold	5,778	6,035	5,786
Research and development	10,531	5,533	6,104
General and administrative	6,271	5,490	5,835
Sales and Marketing	4,558	2,237
Charges from related parties	186	222	346
Restructuring charges			1,101
Depreciation and amortization	1,003	870	908
	28,327	20,387	20,080
Operating income	712	3,496	4,471
Foreign currency exchange gain/(loss), net	(67)	46	90
Interest income/(expense), net	155	(21)	(87)
Pre-tax income	800	3,521	4,474
Total income tax expense	(26)	(811)	(397)
Net income	774	2,710	4,077
Basic (in Euro per share)	€ 0.05	€ 0.18	€ 0.27
Diluted (in Euro per share)	€ 0.05	€ 0.18	€ 0.27
Basic (in Shares)	15,014,411	14,964,021	14,956,317
Diluted (in Shares)	15,639,890	15,340,859	14,956,317
API [Member]
Revenues:
Product sales	4,856	4,848	6,533
NPP [Member]
Revenues:
Product sales	22,774	16,886	13,182
Total [Member]
Revenues:
Product sales	27,630	21,734	19,715
Other revenues	152	123	289
Other revenues from related party	€ 1,257	€ 2,026	€ 4,547